Trade Receivables and Other Current Assets and Receivables - Trade Receivables (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022	Jan. 31, 2022	Dec. 31, 2020
Trade Receivables and Other Current Assets and Receivables [Line Items]
Trade receivables	€ 4,000	€ 0		€ 48
Average payment period for trade receivables	30 days
AbbVie [Member]
Trade Receivables and Other Current Assets and Receivables [Line Items]
Milestone payments received	€ 4,000		€ 4,000
3 months or less
Trade Receivables and Other Current Assets and Receivables [Line Items]
Trade receivables	€ 4,000	€ 0		€ 48